Market risk (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Balance Sheet Allocation by Market Risk Classification

We analyse our assets and liabilities exposed to market risk between trading and banking market risk as follows:

	2017			2016
	Trading	Banking	Total	Trading	Banking	Total
	£m	£m	£m	£m	£m	£m	Key risk factors
Assets subject to market risk
Cash and balances at central banks	–	32,771	32,771	–	17,107	17,107	FX, Interest rate
Trading assets	30,555	–	30,555	30,035	–	30,035	Equity, FX, interest rate
Derivative financial instruments	14,744	5,198	19,942	18,101	7,370	25,471	Equity, FX, interest rate
Financial assets designated at fair value	–	2,096	2,096	516	1,624	2,140	Interest rate, credit spread
Loans and advances to banks	–	5,930	5,930	–	4,352	4,352	FX, interest rate
Loans and advances to customers	–	199,482	199,482	–	199,733	199,733	Interest rate
Financial investments	–	17,611	17,611	–	17,466	17,466	FX, interest rate, inflation, credit spread
Macro hedge of interest rate risk(1)	–	833	833	–	1,098	1,098	Interest rate
Retirement benefit assets	–	449	449	–	398	398	Equity, FX, interest rate, inflation, credit spread
	45,299	264,370	309,669	48,652	249,148	297,800
Liabilities subject to market risk
Deposits by banks	–	13,784	13,784	–	9,769	9,769	FX, interest rate
Deposits by customers	–	177,421	177,421	–	172,726	172,726	Interest rate
Trading liabilities	31,109	–	31,109	15,560	–	15,560	Equity, FX, interest rate
Derivative financial instruments	16,891	722	17,613	20,018	3,085	23,103	Equity, FX, interest rate
Financial liabilities designated at fair value	1,612	703	2,315	1,665	775	2,440	Interest rate, credit spread
Debt securities in issue	–	48,860	48,860	–	54,792	54,792	FX, interest rate
Subordinated liabilities	–	3,793	3,793	–	4,303	4,303	FX, interest rate
Macro hedge of interest rate risk(2)	–	–	–	–	350	350	Interest rate
Retirement benefit obligations	–	286	286	–	262	262	Equity, FX, interest rate, inflation, credit spread
	49,612	245,569	295,181	37,243	246,062	283,305

(1)	This is included in Other assets of £2,511m (2016: £2,571m).
(2)	This is included in Other liabilities of £2,728m (2016: £3,221m).

Summary of Internal VaR for Exposure to Main Classes of Risk

This table and graph shows our Internal VaR for exposure to each of the main classes of risk for 2017 and 2016.

	Year-end exposure		Average exposure		Highest exposure		Lowest exposure
Trading instruments	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m
Interest rate risks	2.6	2.9	2.5	2.5	3.5	3.6	1.8	1.7
Equity risks	0.3	1.4	0.6	0.9	2.0	1.5	0.2	0.6
Credit (spread) risks	–	–	–	–	–	–	–	–
Foreign exchange risks	0.3	1.5	0.4	1.4	1.6	2.2	–	0.1
Diversification offsets(1)	(0.7)	(2.3)	(0.8)	(2.0)	–	–	–	–
Total correlated one-day VaR	2.5	3.5	2.7	2.8	3.7	3.6	2.0	1.7

(1)	The highest and lowest exposures for each risk type did not necessarily happen on the same day as the highest and lowest total correlated one-day VaR. It is impossible to calculate a corresponding correlation offset effect, so we have not included it in the table.

Summary of NIM and EVE Sensitivity of Interest Rate Risk

The table below shows how our base case income and valuation would be affected by a 50 basis point parallel shift (both up and down) applied instantaneously to the yield curve at 31 December 2017 and 2016. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable. 50 basis points is the stress we typically focus on for banking market risk controls, although we also monitor sensitivities to other parallel and non-parallel shifts as well as scenarios.

	2017		2016
	+50bps £m	-50bps £m	+50bps £m	-50bps £m
NIM sensitivity	212	(125)	240	(82)
EVE sensitivity (unaudited)	95	(213)	54	(30)